Commitments and Contingencies (Details) - patent			9 Months Ended	12 Months Ended
	Mar. 26, 2015	Mar. 24, 2015	Sep. 30, 2015	Dec. 31, 2014
Purdue Pharma, L. P. patent infringement suit, District of Delaware
Contingencies
Number of patents asserted to have been infringed		4
Purdue Pharma, L. P., patent infringement suit, District of Massachusetts
Contingencies
Number of patents asserted to have been infringed	4
Hatch-Waxman Act of 1984 election to sue for patent infringement | Maximum
Contingencies
Stay period before FDA can issue a final approval if patent litigation is elected			30 months	30 months